Document and Entity Information	3 Months Ended
Mar. 31, 2019
Document and Entity Information [Abstract]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Mar. 31, 2019
Entity Registrant Name	AUDIOEYE INC
Entity Central Index Key	0001362190
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false